JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.8%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	122	18,813
Automobiles — 0.2%
Thor Industries, Inc. (a)	60	7,074
Banks — 4.2%
Fifth Third Bancorp	979	36,426
First Citizens BancShares, Inc., Class A	21	34,791
Huntington Bancshares, Inc.	2,813	39,235
M&T Bank Corp.	289	42,004
Regions Financial Corp.	1,913	40,256
		192,712
Beverages — 1.1%
Constellation Brands, Inc., Class A	110	29,858
Keurig Dr Pepper, Inc.	678	20,787
		50,645
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	59	8,871
Amicus Therapeutics, Inc. *	408	4,807
Apellis Pharmaceuticals, Inc. *	93	5,497
Exact Sciences Corp. *	190	13,113
Exelixis, Inc. *	356	8,450
Natera, Inc. *	217	19,838
Neurocrine Biosciences, Inc. *	89	12,209
Sarepta Therapeutics, Inc. *	34	4,423
		77,208
Building Products — 2.6%
Carlisle Cos., Inc.	91	35,768
Fortune Brands Innovations, Inc.	449	37,980
Simpson Manufacturing Co., Inc.	48	9,925
Trane Technologies plc	109	32,634
		116,307
Capital Markets — 7.1%
Ameriprise Financial, Inc.	138	60,506
Ares Management Corp.	153	20,392
Blue Owl Capital, Inc.	571	10,757
FactSet Research Systems, Inc.	33	14,945
Interactive Brokers Group, Inc., Class A	123	13,764
KKR & Co., Inc.	218	21,956
LPL Financial Holdings, Inc.	51	13,454
Moody's Corp.	36	14,225
MSCI, Inc.	30	16,754
Northern Trust Corp.	236	20,982
Raymond James Financial, Inc.	457	58,645
Robinhood Markets, Inc., Class A *	265	5,334

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
State Street Corp.	478	36,986
Tradeweb Markets, Inc., Class A	133	13,844
		322,544
Chemicals — 1.1%
Celanese Corp. (a)	72	12,364
RPM International, Inc.	330	39,234
		51,598
Commercial Services & Supplies — 1.4%
Cintas Corp.	32	22,036
Copart, Inc. *	557	32,247
MSA Safety, Inc.	50	9,744
		64,027
Communications Equipment — 0.7%
Arista Networks, Inc. *	35	10,063
Motorola Solutions, Inc.	65	23,067
		33,130
Construction & Engineering — 0.5%
Quanta Services, Inc.	79	20,662
Construction Materials — 1.3%
Eagle Materials, Inc.	38	10,387
Martin Marietta Materials, Inc.	80	49,131
		59,518
Consumer Finance — 0.5%
Discover Financial Services	183	24,000
Consumer Staples Distribution & Retail — 1.3%
Kroger Co. (The)	421	24,036
US Foods Holding Corp. *	640	34,569
		58,605
Containers & Packaging — 2.0%
Ball Corp.	322	21,707
Packaging Corp. of America	204	38,616
Silgan Holdings, Inc.	617	29,968
		90,291
Distributors — 1.6%
Genuine Parts Co.	159	24,603
LKQ Corp.	632	33,738
Pool Corp.	34	13,944
		72,285
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	126	14,276
Diversified REITs — 0.3%
WP Carey, Inc.	250	14,124

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 1.9%
Edison International	312	22,092
PG&E Corp.	2,201	36,887
Xcel Energy, Inc.	517	27,803
		86,782
Electrical Equipment — 3.7%
Acuity Brands, Inc.	133	35,801
AMETEK, Inc.	323	59,024
Hubbell, Inc.	156	64,602
Vertiv Holdings Co., Class A	112	9,145
		168,572
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	465	53,634
CDW Corp.	91	23,383
Jabil, Inc.	145	19,371
Keysight Technologies, Inc. *	53	8,275
Teledyne Technologies, Inc. *	105	45,045
Zebra Technologies Corp., Class A *	85	25,723
		175,431
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	674	16,937
Entertainment — 1.1%
Liberty Media Corp-Liberty Live, Class C *	289	12,679
Take-Two Interactive Software, Inc. *	263	38,989
		51,668
Financial Services — 1.9%
Fidelity National Information Services, Inc.	358	26,520
MGIC Investment Corp.	1,358	30,372
Remitly Global, Inc. *	499	10,343
Rocket Cos., Inc., Class A * (a)	669	9,735
Voya Financial, Inc.	160	11,838
		88,808
Food Products — 0.5%
Post Holdings, Inc. *	200	21,209
Gas Utilities — 0.5%
National Fuel Gas Co.	442	23,739
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	61	12,203
Saia, Inc. *	26	15,106
Uber Technologies, Inc. *	148	11,405
		38,714
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc. *	48	15,801
Cooper Cos., Inc. (The)	99	10,009

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Dexcom, Inc. *	201	27,895
Globus Medical, Inc., Class A *	263	14,094
IDEXX Laboratories, Inc. *	21	11,078
Inspire Medical Systems, Inc. *	34	7,407
ResMed, Inc.	43	8,616
Shockwave Medical, Inc. *	48	15,582
Zimmer Biomet Holdings, Inc.	219	28,930
		139,412
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc. *	122	9,662
Cencora, Inc.	218	52,818
Centene Corp. *	144	11,309
Henry Schein, Inc. *	474	35,819
Laboratory Corp. of America Holdings	115	25,067
McKesson Corp.	28	15,042
Quest Diagnostics, Inc.	147	19,599
Universal Health Services, Inc., Class B	80	14,617
		183,933
Health Care REITs — 0.2%
Ventas, Inc.	243	10,580
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	616	12,749
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc. *	3	10,078
Darden Restaurants, Inc.	139	23,238
Domino's Pizza, Inc.	45	22,335
DoorDash, Inc., Class A *	219	30,170
Expedia Group, Inc. *	207	28,495
Hilton Worldwide Holdings, Inc.	87	18,608
Las Vegas Sands Corp.	166	8,559
Royal Caribbean Cruises Ltd. *	62	8,607
		150,090
Household Durables — 0.9%
Garmin Ltd.	57	8,445
Helen of Troy Ltd. *	39	4,545
Mohawk Industries, Inc. *	213	27,829
		40,819
Household Products — 0.3%
Energizer Holdings, Inc.	428	12,603
Industrial REITs — 0.4%
Rexford Industrial Realty, Inc.	375	18,868
Insurance — 4.3%
Arch Capital Group Ltd. *	503	46,467
Arthur J Gallagher & Co. (a)	48	11,970

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Globe Life, Inc.	157	18,314
Hartford Financial Services Group, Inc. (The)	384	39,630
Loews Corp.	653	51,105
WR Berkley Corp.	318	28,107
		195,593
Interactive Media & Services — 0.5%
IAC, Inc. *	466	24,850
IT Services — 2.0%
Gartner, Inc. *	49	23,171
Globant SA *	64	12,939
GoDaddy, Inc., Class A *	252	29,962
MongoDB, Inc. * (a)	45	16,210
Snowflake, Inc., Class A *	50	8,003
		90,285
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	205	29,757
IQVIA Holdings, Inc. *	105	26,527
Mettler-Toledo International, Inc. *	10	13,300
West Pharmaceutical Services, Inc.	45	17,914
		87,498
Machinery — 6.9%
Dover Corp.	199	35,291
Esab Corp.	53	5,920
IDEX Corp.	116	28,267
Ingersoll Rand, Inc.	182	17,258
ITT, Inc.	482	65,654
Lincoln Electric Holdings, Inc.	188	48,054
Middleby Corp. (The) *	221	35,509
Snap-on, Inc.	153	45,300
Timken Co. (The)	290	25,332
Westinghouse Air Brake Technologies Corp.	55	7,973
		314,558
Media — 0.9%
Liberty Media Corp-Liberty SiriusXM *	516	15,325
Trade Desk, Inc. (The), Class A *	299	26,136
		41,461
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	257	12,099
Multi-Utilities — 1.8%
CMS Energy Corp.	728	43,931
WEC Energy Group, Inc.	482	39,586
		83,517

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 0.4%
Boston Properties, Inc.	259	16,947
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc.	115	18,532
Coterra Energy, Inc.	919	25,613
Diamondback Energy, Inc.	216	42,917
EOG Resources, Inc.	93	11,865
Williams Cos., Inc. (The)	1,138	44,365
		143,292
Personal Care Products — 0.3%
elf Beauty, Inc. *	59	11,479
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	177	21,286
Royalty Pharma plc, Class A	248	7,534
		28,820
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	146	21,674
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	214	20,782
Residential REITs — 1.9%
American Homes 4 Rent, Class A	650	23,906
AvalonBay Communities, Inc.	107	19,763
Essex Property Trust, Inc.	54	13,096
Mid-America Apartment Communities, Inc.	130	17,150
Sun Communities, Inc.	113	14,563
		88,478
Retail REITs — 1.3%
Brixmor Property Group, Inc.	406	9,516
Federal Realty Investment Trust	122	12,496
Kimco Realty Corp.	996	19,531
Regency Centers Corp.	302	18,280
		59,823
Semiconductors & Semiconductor Equipment — 2.4%
Astera Labs, Inc. * (a)	38	2,842
Entegris, Inc.	126	17,649
Lam Research Corp.	12	11,640
Marvell Technology, Inc.	132	9,373
Microchip Technology, Inc.	333	29,875
Monolithic Power Systems, Inc.	27	18,036
ON Semiconductor Corp. *	96	7,062
Onto Innovation, Inc. *	26	4,678
Rambus, Inc. *	145	8,963
		110,118

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 3.9%
Confluent, Inc., Class A *	432	13,193
Crowdstrike Holdings, Inc., Class A *	123	39,495
CyberArk Software Ltd. *	26	7,030
Datadog, Inc., Class A *	125	15,444
Elastic NV *	83	8,270
Gitlab, Inc., Class A *	128	7,456
HubSpot, Inc. *	38	23,529
Palantir Technologies, Inc., Class A *	307	7,069
Palo Alto Networks, Inc. *	33	9,498
Procore Technologies, Inc. *	164	13,467
Synopsys, Inc. *	24	13,693
Workday, Inc., Class A *	47	12,811
Zoom Video Communications, Inc., Class A *	99	6,447
		177,402
Specialized REITs — 1.1%
Rayonier, Inc.	564	18,757
Weyerhaeuser Co.	830	29,795
		48,552
Specialty Retail — 3.7%
AutoZone, Inc. *	13	41,220
Bath & Body Works, Inc.	524	26,197
Best Buy Co., Inc.	277	22,774
Burlington Stores, Inc. *	50	11,545
Floor & Decor Holdings, Inc., Class A * (a)	108	13,953
Ross Stores, Inc.	238	34,886
Tractor Supply Co. (a)	75	19,740
		170,315
Textiles, Apparel & Luxury Goods — 1.7%
Carter's, Inc.	328	27,803
Lululemon Athletica, Inc. *	21	8,112
Ralph Lauren Corp.	124	23,221
Tapestry, Inc.	391	18,592
		77,728
Trading Companies & Distributors — 0.2%
Air Lease Corp.	221	11,345
Total Common Stocks (Cost $2,956,658)		4,365,349
Short-Term Investments — 3.4%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $119,684)	119,655	119,702
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	32,784	32,784

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	5,167	5,167
Total Investment of Cash Collateral from Securities Loaned (Cost $37,962)		37,951
Total Short-Term Investments (Cost $157,646)		157,653
Total Investments — 99.2% (Cost $3,114,304)		4,523,002
Other Assets Less Liabilities — 0.8%		34,614
NET ASSETS — 100.0%		4,557,616

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $37,202.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,523,002	$—	$—	$4,523,002

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$124,100	$590,819	$595,235	$12	$6	$119,702	119,655	$3,996	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	43,783	320,001	331,000	11	(11)	32,784	32,784	1,749	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	17,097	168,411	180,341	—	—	5,167	5,167	257	—
Total	$184,980	$1,079,231	$1,106,576	$23	$(5)	$157,653		$6,002	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.